Capitalized Software, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization	$ 233	$ 147	$ 687	$ 462	$ 163